Investments - Summary of Movement of Equity Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance	$ 25,833	$ 26,052	$ 1,986
Additions	4,101	2,999	26,222
Share of results and other comprehensive income (loss)	(1,912)	(1,246)	(2,049)
Less: disposals	(17,198)	(1,522)
Less: transfer upon acquisition of controlling interest in an associated company	(2,387)
Foreign currency translation adjustments	303	(450)	(107)
Ending balance	$ 8,740	$ 25,833	$ 26,052